Organization (Details) - SoundHound, Inc. [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 15, 2021	Dec. 31, 2021
Organization (Details) [Line Items]
Net loss		$ 79,540
Accumulated deficit		386,729
Cash and cash equivalents on hand		$ 21,626
Transaction cost	$ 111,000
Goss proceeds	$ 244,000
Risk term		2 years
Business Combination [Member]
Organization (Details) [Line Items]
Risk term		1 year